Derivative liabilities - Fair value of option grants relating to warrants (Details)	12 Months Ended
	Aug. 31, 2024 $ / shares $ / shares shares	Aug. 31, 2024 $ / shares shares	Dec. 21, 2023 $ / shares	Dec. 21, 2023 $ / shares	Dec. 13, 2023 $ / shares	Dec. 13, 2023 $ / shares	Sep. 20, 2023 $ / shares	Sep. 20, 2023 $ / shares	Aug. 31, 2023 $ / shares	Aug. 02, 2023 $ / shares	Aug. 02, 2023 $ / shares	Jun. 16, 2023 $ / shares	Jun. 16, 2023 $ / shares	Apr. 19, 2023 $ / shares	Apr. 19, 2023 $ / shares	Feb. 17, 2023 $ / shares	Feb. 17, 2023 $ / shares	Jan. 19, 2023 $ / shares	Jan. 19, 2023 $ / shares	Aug. 05, 2022 $ / shares	Aug. 05, 2022 $ / shares	Nov. 23, 2020 $ / shares	Nov. 23, 2020 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of warrants | (per share)	$ 546.75		$ 141.75	$ 191.23	$ 141.75	$ 191.23	$ 546.75	$ 734.40	$ 568.35	$ 546.75	$ 724.95	$ 546.75	$ 722.25	$ 568.35	$ 761.40	$ 568.35	$ 765.45	$ 568.35	$ 760.05	$ 1,080.00	$ 1,457.03	$ 1,687.50	$ 2,276.61
January 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 760.05
Market price of warrant options	$ 760.05
Expected volatility (%)	100.00%
Risk-free interest rate (%)	3.40%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	4,108	4,108
Weighted average remaining contractual life (years)	1 year 4 months 20 days
February 17, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 765.45
Market price of warrant options	$ 816.75
Expected volatility (%)	100.00%
Risk-free interest rate (%)	4.00%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	3,520	3,520
Weighted average remaining contractual life (years)	1 year 5 months 19 days
April 19, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 761.40
Market price of warrant options	$ 749.25
Expected volatility (%)	75.00%
Risk-free interest rate (%)	3.90%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	2,826	2,826
Weighted average remaining contractual life (years)	1 year 7 months 17 days
June 16, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 722.25
Market price of warrant options	$ 742.50
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.10%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	3,659	3,659
Weighted average remaining contractual life (years)	1 year 9 months 14 days
August 2, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 724.95
Market price of warrant options	$ 688.50
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	3,662	3,662
Weighted average remaining contractual life (years)	1 year 11 months 1 day
September 20, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Original Exercise price		$ 734.40
Market price of warrant options	$ 594.00
Expected volatility (%)	75.00%
Risk-free interest rate (%)	4.80%
Expected life (years)	3 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	2,763	2,763
Weighted average remaining contractual life (years)	2 years 18 days
December 21, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price of warrant options	$ 247.05
Expected volatility (%)	76.00%
Risk-free interest rate (%)	4.00%
Expected life (years)	5 years
Exercise price of warrants		$ 191.23
Number of warrants outstanding | shares	1,023	1,023
Weighted average remaining contractual life (years)	4 years 3 months 21 days